Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Property, plant and equipment

Note 14 - Property, plant and equipment

a)	Property, plant and equipment as of December 31, 2021 and 2020 are broken down as follows.

		Average
		remaining	Net assets as			Net assets
	Useful life	depreciation	of January	Gross	Accumulated	as of December
	years	years	1, 2021	Balance	depreciation	31, 2021
			MCh$	MCh$	MCh$	MCh$
Land and buildings	26	15	40,160	79,267	(43,071)	36,196
Equipment	6	4	27,650	85,835	(62,037)	23,798
Others	14	9	12,805	36,039	(24,100)	11,939
Furniture			6,986	19,219	(13,575)	5,644
Others			5,819	16,820	(10,525)	6,295
Totals			80,615	201,141	(129,208)	71,933

		Average
		remaining	Net assets as			Net assets
	Useful life	depreciation	of January	Gross	Accumulated	as of December
	years	years	1, 2020	Balance	depreciation	31, 2020
			MCh$	MCh$	MCh$	MCh$
Land and buildings	19	14	50,222	76,818	(36,658)	40,160
Equipment	3	1	27,551	85,404	(57,754)	27,650
Others	3	2	17,307	35,664	(22,859)	12,805
Furniture			8,879	21,203	(14,217)	6,986
Others			8,428	14,461	(8,642)	5,819
Totals			95,080	197,886	(117,271)	80,615

The useful life presented in the preceding tables, corresponds to the total useful life and residual useful life for the property, plant and equipment. Total useful lives have been determined based on our expected use of the assets, considering quality of the original construction, the environment in which the assets are located, quality and degree of maintenance carried out, and appraisals performed by external experts of the Bank.

b)	Movements on gross balances as of December 31, 2021 and 2020, are as follows:

	Land and buildings	Equipment	Other	Totals
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	76,818	85,404	35,664	197,886
Additions	3,213	4,887	2,635	10,735
Sales and/or disposals for the year	—	(4,663)	(2,386)	(7,049)
Impairment (1)	—	(52)	(415)	(467)
Exchange differences	(764)	754	260	250
Others	—	(495)	281	(214)
Ending balances as of December 31, 2021	79,267	85,835	36,039	201,141
(1)	Impairment of equipment associated with branches closed during 2021, which has an effect on the gross value of the asset of MCh$(467) and MCh$435 in accumulated amortization, generating a loss of MCh$32.

Note 14 - Property, plant and equipment, continued

	Land and buildings	Equipment	Other	Totals
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2020	89,290	81,423	47,748	218,461
Additions	5,203	9,964	1,803	16,970
Sales and/or disposals for the year	(381)	(1,855)	(1,974)	(4,210)
Impairment (1)(2)	(20,981)	(578)	(9,862)	(31,421)
Reclassification from assets held for sale (3)	5,622	—	—	5,622
Exchange differences	(1,935)	(3,550)	(1,173)	(6,658)
Others	—	—	(878)	(878)
Ending balances as of December 31, 2020	76,818	85,404	35,664	197,886
(1)	Corresponds to ATM equipment impairment loss of Ch$24 million (Ch$53 million on the gross value of the asset and Ch$29 million on accumulated depreciation)
(2)	Impairment on property, plant and equipment was recorded as a result of the restructuring plan implemented and controlled by Management in Chile. This plan aims to capture efficiencies from the closure of branches and by the offering our clients digital solutions for their financial needs. As a result, impairment losses for an amount of Ch$867 million have been recorded on land and buildings, equipment and other assets (Ch$11,005 million on the gross value of the asset and Ch$10,138 million on accumulated depreciation). Also includes impairment recorded on improvements in leased properties for an amount of Ch$9,403million (Ch$20,363 million on the gross value of the asset of and Ch$10,960 million in accumulated depreciation)
(3)	Assets classified as available for sale that came out of the sales plan in Colombia and are reclassified back to fixed assets. See note 17.

c)	Movements of accumulated depreciation of property, plant and equipment for years ended December 31, 2021 and 2020, are as follows:

	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	(36,658)	(57,754)	(22,859)	(117,271)
Depreciation for the year	(6,920)	(8,217)	(3,471)	(18,608)
Sales and/or disposals for the year	—	4,645	2,307	6,952
Impairment	705	52	383	1,140
Exchange differences	(198)	(763)	(179)	(1,140)
Others	—	—	(281)	(281)
Ending balances as of December 31, 2021	(43,071)	(62,037)	(24,100)	(129,208)

	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2020	(39,068)	(53,872)	(30,441)	(123,381)
Depreciation for the year	(8,279)	(8,967)	(4,580)	(21,826)
Sales and/or disposals for the year	287	1,855	1,893	4,035
Reclassification from asset held for sale (1)	(1,634)	—	—	(1,634)
Impairment	11,211	526	9,390	21,127
Exchange differences	825	2,704	879	4,408
Ending balances as of December 31, 2020	(36,658)	(57,754)	(22,859)	(117,271)
(1)	Corresponds to properties reincorporated to land and buildings that were previously classified as held for the sale of Itaú Corpbanca Colombia S.A. See Note 17 - Other assets and non-current assets held for sale.

Note 14 - Property, plant and equipment, continued

e)	Impairment

Since the COVID-19 health emergency, the Bank accelerated its digital transformation as a means to take care of both its customers and workforce. For this purpose, processes have been digitized, so that its clients may access its products and make use of the various services provided by the Bank from its digital platform. The Bank adopted remote working as a means to minimize the exposure of its workforce to COVID-19.

One of the main effects of the pandemic has been the preference of the Bank’s clients to use digital channels over performing in-person transactions in its branches, which has led to a decrease in the flow of clients in certain branches. As a result, the Bank has initiated a restructuring plan in order to improve efficiency, closing branches that have lower customer demand. The plan also contemplates the closure of certain offices, given the Bank's adoption of remote working.

Within the framework of the aforementioned restructuring plan, as of December 31, 2021 and 2020, the Bank has recognized the impairment of improvements to leased properties, in addition of certain assets associated with branches which were closed during fiscal year 2020 or that are part of the restructuring plan to be executed during the current year.

f)	Restrictions

The Bank and subsidiaries have no restrictions on property, plant and equipment As of December 31, 2021 and 2020. Additionally, property, plant and equipment has not been pledged to ensure compliance with obligations. Furthermore, there are no amounts owed by the Bank on property, plant and equipment as of the aforementioned dates.